Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments February 28, 2023
(Unaudited)
NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.6% (99.3% of Total Investments)
X 43,689,865 MUNICIPAL BONDS - 162.6%  (99.3% of Total Investments)
X 43,689,865
Consumer Staples - 4.4% (2.7% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- $ 1,176,779
Total Consumer Staples 1,176,779
Education and Civic Organizations - 17.4% (10.6% of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 303,153
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 412,058
750 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB- 752,685
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
3/23 at 100.00 BBB- 594,240
725 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 728,415
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 AA- 956,530
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 5.000%, 10/01/46
4/29 at 100.00 AA- 532,180
115 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Ba1 104,753
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 AA 206,646
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 85,883
Total Education and Civic Organizations 4,676,543
Health Care - 34.2% (20.9% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 Ba3 282,300
190 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 191,668
400 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 BBB- 409,020
250 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/47
10/27 at 100.00 A- 252,768
315 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A+ 318,276
250 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 228,885
750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (4)
1/28 at 100.00 AA 687,000
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Ba2 434,205
1,730 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2 1,689,414
415 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32
11/25 at 100.00 A2 428,326

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 335 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/37
3/23 at 100.00 AA- $ 325,955
390 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
3/23 at 100.00 A+ 370,110
550 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 A+ 528,561
650 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42
11/27 at 100.00 A+ 666,666
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+ 450,565
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 AA- 909,040
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 AA- 320,537
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 105,897
600 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 N/R 581,022
Total Health Care 9,180,215
Housing/Single Family - 0.1% (0.1% of Total Investments)
45 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 43,870
Total Housing/Single Family 43,870
Long-Term Care - 9.2% (5.6% of Total Investments)
100 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB- 89,882
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
2/24 at 100.00 BBB 465,025
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2016A:
400 5.000%, 2/01/36 2/26 at 100.00 BBB 388,860
500 5.000%, 2/01/46 2/26 at 100.00 BBB 460,305
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 BBB 76,864
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
250 5.000%, 9/01/32 3/23 at 100.00 BB+ 249,250
250 5.000%, 9/01/42 3/23 at 100.00 BB+ 226,285
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 430,778
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 91,877
Total Long-Term Care 2,479,126
Tax Obligation/General - 27.1% (16.6% of Total Investments)
Clay County Public School District 53, Liberty, Missouri,
General Obligation Bonds, Series 2018:
1,000 4.000%, 3/01/34 3/26 at 100.00 AA 1,018,680
335 4.000%, 3/01/36 3/26 at 100.00 AA 338,926
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 AA+ 346,814
350 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA+ 342,954

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 500 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/32
3/24 at 100.00 AA+ $ 504,450
200 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 213,572
500 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 AA 543,415
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 1,034,110
300 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 AA 306,471
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
1,000 5.000%, 3/01/41 3/31 at 100.00 AA 1,094,550
500 5.000%, 3/01/42 3/31 at 100.00 AA 546,850
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA 987,770
Total Tax Obligation/General 7,278,562
Tax Obligation/Limited - 33.7% (20.6% of Total Investments)
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
1,500 4.000%, 10/01/36 10/29 at 100.00 AA 1,519,905
1,160 4.000%, 10/01/48 10/29 at 100.00 AA 1,055,832
350 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 338,509
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 147,362
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 232,225
304 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (5)
3/23 at 100.00 N/R 200,496
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 3/23 at 100.00 BB+ 235,170
200 5.000%, 3/01/38 3/23 at 100.00 BB+ 185,642
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
3/23 at 100.00 AA- 300,501
100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 96,607
325 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 327,437
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
100 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 78,182
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 71,879
245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
6/23 at 100.00 A- 245,456
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R 186,774
350 0.000%, 7/01/46 7/28 at 41.38 N/R 89,698
97 0.000%, 7/01/51 7/28 at 30.01 N/R 18,302
500 4.750%, 7/01/53 7/28 at 100.00 N/R 448,190
17 5.000%, 7/01/58 7/28 at 100.00 N/R 15,773

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 252 4.329%, 7/01/40 7/28 at 100.00 N/R $ 228,992
100 4.784%, 7/01/58 7/28 at 100.00 N/R 89,386
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 39,520
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 215,990
500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 Baa1 506,635
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 525,465
500 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 AA 521,050
600 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 606,282
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 334,157
215 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 204,983
Total Tax Obligation/Limited 9,066,400
Transportation - 9.3% (5.7% of Total Investments)
450 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2 459,085
2,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A2 2,033,760
Total Transportation 2,492,845
U.S. Guaranteed - 3.2% (1.9% of Total Investments) (6)
335 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 339,492
510 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 515,238
Total U.S. Guaranteed 854,730
Utilities - 24.0% (14.6% of Total Investments)
250 Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017, 5.000%, 1/01/47
1/25 at 100.00 A- 253,398
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 A+ 151,162
160 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/35
1/28 at 100.00 AA 163,790
500 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA 462,320
450 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 472,761
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
500 5.000%, 5/01/47 5/32 at 100.00 AAA 549,800
500 5.250%, 5/01/52 5/32 at 100.00 AAA 554,245

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA $ 569,690
500 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 512,460
350 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/32
1/25 at 100.00 A 356,482
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 507,320
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 A2 514,130
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 AA+ 609,383
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 538,538
260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 225,316
Total Utilities 6,440,795
Total Long-Term Investments (cost $44,952,051) 43,689,865
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.1%(0.7% of Total Investments)
X 300,000 MUNICIPAL BONDS - 1.1%  (0.7% of Total Investments)
X 300,000
Education and Civic Organizations - 1.1% (0.7% of Total Investments)
$ 300 Missouri Health and Educational Facilities Authority, Revenue Bonds, St.
Louis University, Variable Rate Demand Obligations, Series 2008B-2,
2.600%, 10/01/35, (Mandatory Put 2/28/23) (7)
2/23 at 100.00 AA+ $ 300,000
Total Education and Civic Organizations $ 300,000
Total Short-Term Investments (cost $300,000) 300,000
Total Investments (cost $45,252,051) - 163.7% 43,989,865
Floating Rate Obligations - (2.2)%   (600,000)
MuniFund Preferred Shares, net of deferred offering costs - (66.2)% (8) (17,801,375)
Other Assets & Liabilities, Net - 4.7% 1,282,963
Net Assets Applicable to Common Shares - 100% $ 26,871,453

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NOM
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 43,689,865 $ – $ 43,689,865
Short-Term Investments:
Municipal Bonds – 300,000 – 300,000
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 40.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.